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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Longacre Fund Management, LLC
Address:          810 Seventh Avenue 33rd Floor, New York, NY 10019

Form 13F File Number: 28-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Weissman
Title:   Manager
Phone:   212-259-4303

Signature, Place, and Date of Signing:

/s/ Steven Weissman               New York, New York          February 9, 2009
-----------------------        --------------------------    ------------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        1
                                                         ------------------

Form 13F Information Table Entry Total:                                  12
                                                         ------------------

Form 13F Information Table Value Total:                              $3,298
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NO.               FORM 13F FILE NUMBER          NAME
      ---------         ----------------------        ------------------------

      1                                               LSE Fund Management, LLC

                                                  Longacre Fund Management, LLC
                                                   Form 13F Information Table
                                                Quarter ended: December 31, 2008


                                                                                  INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF       CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                      CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS** SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC           COM        14754D100    $452       16,512   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
CELANESE CORP DEL            COM SER A  150870103    $129       10,400   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      COM NEW    247361702    $392       34,200   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW       COM        38388F108    $180       30,200   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE &
DOCK CO                      COM        390607109    $238       57,282   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
                             COM PAR
IAC INTERACTIVECORP          $.001      44919P508    $684       43,500   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP           COM        635405103     $88       48,700   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM NEW    629377508    $254       10,884   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC           COM        75952B105     $53        9,246   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
SCRIPPS NETWORKS
INTERACT IN                  CL A COM   811065101    $416       18,925   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
SLM CORP                     COM        78442P106    $105       11,800   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL         COM        969457100    $307       21,202   SH         X                              X
---------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                             $3,298
(in thousands)

